10. Junior Subordinated Debentures (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Junior Subordinated Notes [Abstract]
Junior Subordinated Debentures	$ 12,887,000	$ 12,887,000
Interest paid on the Debentures	$ 409,938	$ 974,257